Portfolio of Investments (unaudited)
As of July 31, 2022
abrdn Japan Equity Fund, Inc.

	Shares	Value
COMMON STOCKS—111.8%
JAPAN—111.8%
Communication Services—7.8%
Direct Marketing MiX, Inc.	52,800	$ 821,993
KDDI Corp.(a)	110,400	3,539,680
Okinawa Cellular Telephone Co.	26,500	1,078,929
ValueCommerce Co. Ltd.	63,000	1,310,963
Z Holdings Corp.	151,800	536,497
		7,288,062
Consumer Discretionary—18.1%
Denso Corp.	34,700	1,897,919
Koito Manufacturing Co. Ltd.(a)	15,600	512,798
Nitori Holdings Co. Ltd.	9,100	962,767
Resorttrust, Inc.	129,000	2,120,824
Scroll Corp.	146,700	979,433
Shoei Co. Ltd.	40,500	1,739,223
Sony Group Corp.(a)	39,600	3,359,185
Toyota Motor Corp.(a)	255,300	4,143,780
Workman Co. Ltd.	5,600	269,040
Yamaha Corp.	19,500	831,754
		16,816,723
Consumer Staples—12.4%
Ajinomoto Co., Inc.	100,700	2,650,019
Asahi Group Holdings Ltd.(a)	95,300	3,313,232
Milbon Co. Ltd.	35,100	1,415,588
Seven & i Holdings Co. Ltd.	20,200	823,356
Shiseido Co. Ltd.	17,000	699,265
Welcia Holdings Co. Ltd.	116,700	2,606,483
		11,507,943
Financials—11.2%
Japan Exchange Group, Inc.	47,100	748,925
Tokio Marine Holdings, Inc.(a)	97,600	5,713,496
Tokyo Century Corp.(a)	44,000	1,556,064
WealthNavi, Inc.(b)	53,100	845,699
Zenkoku Hosho Co. Ltd.	45,500	1,547,955
		10,412,139
Health Care—14.1%
AS One Corp.	17,100	811,345
Asahi Intecc Co. Ltd.(a)	50,800	939,801
Astellas Pharma, Inc.	126,700	1,984,297
Chugai Pharmaceutical Co. Ltd.(a)	113,000	3,174,485
Daiichi Sankyo Co. Ltd.	28,200	747,715
Hoya Corp.(a)	16,600	1,663,181
Jeol Ltd.	18,700	850,199
Menicon Co. Ltd.	31,900	804,393
Olympus Corp.	77,800	1,665,088
Takara Bio, Inc.	29,900	483,215
		13,123,719
Industrials—17.6%
AGC, Inc.	29,200	1,064,434
Amada Co. Ltd.(a)	121,400	979,905
Daikin Industries Ltd.(a)	16,300	2,858,665
FANUC Corp.(a)	4,700	810,564
Makita Corp.(a)	29,200	713,603
Shares		Value

MISUMI Group, Inc.(a)	107,000	$ 2,661,978
Nabtesco Corp.	26,200	$ 627,913
Nihon M&A Center Holdings, Inc.	81,900	1,095,989
Recruit Holdings Co. Ltd.(a)	48,100	1,797,643
SHO-BOND Holdings Co. Ltd.	74,700	3,305,064
Takuma Co. Ltd.	49,300	521,580
		16,437,338
Information Technology—17.5%
Advantest Corp.(a)	13,900	826,730
Appier Group, Inc.(b)	114,000	749,777
Elecom Co. Ltd.	104,600	1,338,657
Fukui Computer Holdings, Inc.	30,400	803,615
Ibiden Co. Ltd.	13,800	407,259
Kaga Electronics Co. Ltd.	33,000	804,093
Keyence Corp.(a)	6,400	2,536,589
Kohoku Kogyo Co. Ltd.	17,200	955,692
NEC Corp.	33,900	1,251,399
NEC Networks & System Integration Corp.	89,200	1,231,254
Net Protections Holdings, Inc.(b)	70,300	332,008
Nomura Research Institute Ltd.	43,700	1,312,936
Otsuka Corp.	33,400	1,041,602
Sansan, Inc.(b)	36,800	370,101
Tokyo Electron Ltd.	4,000	1,376,774
Zuken, Inc.	36,700	936,844
		16,275,330
Materials—7.2%
Kansai Paint Co. Ltd.(a)	67,600	972,097
Nippon Paint Holdings Co. Ltd.(a)	240,200	1,836,131
Nippon Sanso Holdings Corp.(a)	79,600	1,342,269
Shin-Etsu Chemical Co. Ltd.(a)	20,200	2,587,503
		6,738,000
Real Estate—5.9%
Heiwa Real Estate Co. Ltd.(a)	17,500	526,872
Katitas Co. Ltd.	42,600	1,072,464
Tokyu Fudosan Holdings Corp.(a)	722,900	3,917,358
		5,516,694
Total Japan		104,115,948
Total Common Stocks		104,115,948
SHORT-TERM INVESTMENTS—0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.88%(c)	79,456	79,456
Total Short-Term Investments		79,456
Total Investments (Cost $112,528,211)—111.9%		104,195,404
Liabilities in Excess of Other Assets—(11.9%)		(11,044,859)
Net Assets—100.0%		$ 93,150,545

(a)	All or a portion of the security has been designated as collateral for the line of credit.
(b)	Non-income producing security.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2022.

See accompanying Notes to Portfolio of Investments.

Notes to Portfolio of Investments
July 31, 2022 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Fund value their securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Funds' Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.
Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds ("ETFs") are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.
Foreign equity securities that are traded on foreign exchanges that close prior to Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider approved by the Board. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the Investment Company Act of 1940, and has an objective to maintain a $1.00 per share net asset value. Generally, these investment types are categorized as Level 1 investments.
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the <<ABRDN_NTF_PossesiveFund_F1A1C0>> Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Fund's Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.
2